The Saratoga Advantage Trust

Supplement dated June 1, 2010 to the Class A Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U. S. Government Money Market Portfolio.

Reference is made to the section entitled “THE PORTFOLIOS”, U.S. GOVERNMENT MONEY MARKET PORTFOLIO” located on page 1 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The U.S. Government Money Market Portfolio is advised by Milestone Capital Management, LLC (“Milestone” or the “Adviser”). All investment decisions for the Portfolio are made by Milestone’s investment team.

******

Reference is made to the section entitled “ADVISERS” beginning on page 68 of the Prospectus.  The paragraph under this section with respect to Reich & Tang Asset Management, LLC is deleted in its entirety and replaced with the following:

Milestone Capital Management, LLC (“Milestone”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  Milestone, an independent investment management firm founded in 1994, is located at 115 East Putnam Avenue, Greenwich, Connecticut 06830.   As of March 31, 2010, Milestone had approximately $1.5 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 1, 2010 to the Class B Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U. S. Government Money Market Portfolio.

Reference is made to the section entitled “THE PORTFOLIOS”, U.S. GOVERNMENT MONEY MARKET PORTFOLIO” located on page 1 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The U.S. Government Money Market Portfolio is advised by Milestone Capital Management, LLC (“Milestone” or the “Adviser”). All investment decisions for the Portfolio are made by Milestone’s investment team.

******

Reference is made to the section entitled “ADVISERS” beginning on page 71 of the Prospectus.  The paragraph under this section with respect to Reich & Tang Asset Management, LLC is deleted in its entirety and replaced with the following:

Milestone Capital Management, LLC (“Milestone”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  Milestone, an independent investment management firm founded in 1994, is located at 115 East Putnam Avenue, Greenwich, Connecticut 06830.   As of March 31, 2010, Milestone had approximately $1.5 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 1, 2010 to the Class C Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U. S. Government Money Market Portfolio.

Reference is made to the section entitled “THE PORTFOLIOS”, U.S. GOVERNMENT MONEY MARKET PORTFOLIO” located on page 1 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The U.S. Government Money Market Portfolio is advised by Milestone Capital Management, LLC (“Milestone” or the “Adviser”). All investment decisions for the Portfolio are made by Milestone’s investment team.

******

Reference is made to the section entitled “ADVISERS” beginning on page 69 of the Prospectus.  The paragraph under this section with respect to Reich & Tang Asset Management, LLC is deleted in its entirety and replaced with the following:

Milestone Capital Management, LLC (“Milestone”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  Milestone, an independent investment management firm founded in 1994, is located at 115 East Putnam Avenue, Greenwich, Connecticut 06830.   As of March 31, 2010, Milestone had approximately $1.5 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 1, 2010 to the Class I Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U. S. Government Money Market Portfolio.

Reference is made to the section entitled “THE PORTFOLIOS”, U.S. GOVERNMENT MONEY MARKET PORTFOLIO” located on page 1 of the Prospectus.

The first paragraph under the sub-heading “THE ADVISER” is deleted in its entirety and replaced with the following:

THE ADVISER

The U.S. Government Money Market Portfolio is advised by Milestone Capital Management, LLC (“Milestone” or the “Adviser”). All investment decisions for the Portfolio are made by Milestone’s investment team.

******

Reference is made to the section entitled “ADVISERS” beginning on page 67 of the Prospectus.  The paragraph under this section with respect to Reich & Tang Asset Management, LLC is deleted in its entirety and replaced with the following:

Milestone Capital Management, LLC (“Milestone”), a registered investment adviser, serves as Adviser to the U.S. Government Money Market Portfolio.  Milestone, an independent investment management firm founded in 1994, is located at 115 East Putnam Avenue, Greenwich, Connecticut 06830.   As of March 31, 2010, Milestone had approximately $1.5 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated June 1, 2010 to the Class I Shares Prospectus Dated

December 31, 2009 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2009, or any supplements thereto with respect to the U. S. Government Money Market Portfolio.

The section entitled “THE ADVISER” located on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

THE ADVISER

The U.S. Government Money Market Portfolio is advised by Milestone Capital Management, LLC (“Milestone” or the “Adviser”). All investment decisions for the Portfolio are made by Milestone’s investment team.

******

Reference is made to the section entitled “ADVISER” located on page 7 of the Prospectus.  The second paragraph under this section is deleted in its entirety and replaced with the following:

Milestone Capital Management, LLC (“Milestone”), a registered investment adviser, serves as the Adviser to the Portfolio.  Milestone, an independent investment management firm founded in 1994, is located at 115 East Putnam Avenue, Greenwich, Connecticut 06830.   As of March 31, 2010, Milestone had approximately $1.5 billion in assets under management.

Please retain this supplement for future reference.